NORTHQUEST CAPITAL FUND, INC.
                                16 Rimwood Lane
                              Colts Neck, NJ 07722
                                  732-842-3465

Mr. Green                                                       April 26, 2010
U.S Securities and Exchange Commission
Washington D.C. 20549

RE: Reponses to comments on 04/26/10

Dear Mr. Green:

The Fund has enclosed the following responses to your comments as per our phone conversation on 04/26/10.

Item 1. Added the following text under heading "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS" (pg 3 of prospectus).
        'It should be noted that a severe recession or steep downturn in the economy, such as in 2008 and 2009, may cause the Fund to not meet its investment objective.'

Item 2. The Fund mailed information as per the Fund's fidelity bond via mail to the U.S. Securities and Exchange Commission ("SEC"), 450 Fifth Stree, N.W., Washington D.C. 20549 on 1/09/06. The bond coverage was renewed with The Hartford for the period 01/03/06 to 01/03/07.

Item 3. A question mark (?) does appear in the Fund's corporate name as per the Edgar screen under the heading fund series name and class name. But the CIK number and company name are correct in the other Edgar screens. It appears to be an Edgar typographical error as per the fund series name and class name. The Fund only submits its CIK number when submitting an Edgar filing. I will contact Filer support about correcting this error.

Item 4. The Fund has reformatted its summary section (pages 1-3 of prospectus) of its prospectus. The heading "Risk'Return Summary" and the text under the heading have been removed. The Investment objective has been reduced to one sentence.

        a. The Fees and Expense table, Example, Portfolio Turnover, Primary Investment Strategies, Primary Risks, Annual Total Returns Investment Advisor, Portfolio Manager, Purchase and Sale of Fund Shares, Tax Information and Financial Intermediary Compensation have been added to the summary section.

        b. The text "concentrated in" was replaced with 'consists of' under the subheading "Focused Portfolio Risk" (pg 2 of prospectus).

        c. The text "It should be noted that any " was removed and replace with "The" under the heading 'Annual Total Returns' (third sentence of paragraph under said heading). (On page 2 of prospectus.)

        d. The Fees and Expense table (pg 1 of prospectus) includes 4 changes.
           (1) The text "The Fund does not impose any sales charges, exchange fees or redemption fees" has been moved under the text "This table describes the fees ....".
           (2) A new subheading "Less Expense Reimbursement" has replaced 'Expense Reimbursement'

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(page)
           (3) "Total Expenses After Reimbursements" has replaced 'Expenses"
           (4) The footnote at the bottom of the Fees and Expense table includes additional text.

         e. The heading "Description of the Fund" (was on pg 2 of prospectus) and the paragraph under this heading has been removed.

         f. Under the heading "Secondary Goal of Fund" (page 4 of prospectus) the last sentence of the paragraph includes the text "duplication of costs".

         g. Item d (page 4 of prospectus) under the heading "Principal Risks of Investing in the Fund" the following sentence has been added. "Temporary Defensive Positions is inconsistent with the Fund's investment strategies and the Fund's investment objectives."

         h. On page 4 under subheading "Who should invest:" The first sentence has been revised. The word "concentrated" has been replaced with "focused" and the text 'are expected' has been changed to 'seeks'

         i. The heading "Portfolio Turnover Policy" and the paragraph in this section has been removed ( was on pg 5 of prospectus).

         j. The heading 'Risks' and its text on page 5 was removed.

         k. On page 4 of the SAI "Interested" and "Disinterested" were added under section 'Fund Holdings of Directors:".

         l. On page 3 and 4 of the SAI six paragraphs were added under section 'Management of the Fund" with information abour selecting Board members and the professional experience of each Director.

         I have reviewed the staff's comments, agree with these revisions and will make these corrections as soon as possible. I appreciate the time and effort taken by Mr. Green and staff to catch these errors. As of April 26, 2010 the Fund acknowledges that:
           * the fund is responsible for the accuracy of the disclosure in the filings;

           * staff comments or changes to disclosure in response to staff comm-ents in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

           * the fund may not assert staff comments as a defense in any proceed-ing initiated by the Commission or any person under the federal securities laws of the United States.

             Regards,

             By: /s/ Peter J. Lencki
                     ---------------
                     Peter J. Lencki
                     President
                     Chief Financial Officer







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